Share Capital (Details 1) - $ / shares	1 Months Ended	6 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Capital Details 1Abstract
Expected stock price volatility		81.00%	114.00%
Risk-free interest rate	0.92%	0.73%	0.56%
Dividend yield		0.00%	0.00%
Expected life of options		5	4
Stock price on date of grant (in CAD per share)		$ 0	$ 0
Forfeiture rate		608.00%	341.00%